SUPPLEMENT DATED AUGUST 26, 2020 TO THE FOLLOWING

PROSPECTUSES DATED MAY 1, 2020

New York Life Elite Variable Annuity

New York Life Essentials Variable Annuity

New York Life Flexible Premium Variable Annuity II

New York Life Flexible Premium Variable Annuity III

New York Life Premium Plus Variable Annuity

New York Life Variable Annuity

New York Life Premier Variable Annuity– FP Series

New York Life Premier Variable Annuity

New York Life Premier Variable Annuity II

New York Life Premier Plus Variable Annuity

New York Life Premier Plus Variable Annuity II

New York Life Premium Plus II Variable Annuity

New York Life Premium Plus Elite Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2019

New York Life Income Plus Variable Annuity	New York Life Income Plus Variable Annuity II

Facilitator Multi-Funded Retirement Annuity

TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2009

New York Life Select Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008

New York Life (formerly MainStay) Plus Variable Annuity

New York Life (formerly MainStay) Plus II Variable Annuity

New York Life (formerly MainStay) Premium Plus Variable Annuity

New York Life (formerly MainStay) Premium Plus II Variable Annuity

New York Life (formerly MainStay) Select Variable Annuity

INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS

NYLIAC MFA Separate Account-I	NYLIAC Variable Annuity Separate Account-III
NYLIAC MFA Separate Account-II	NYLIAC Variable Annuity Separate Account-IV

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectuses (the “Prospectuses”) for the variable annuity policies offered through the separate accounts listed above. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

The purpose of this supplement is to note that certain temporary changes made in response to the public emergency created by the COVID-19 pandemic will be discontinued effective September 30, 2020 (the “Effective Date”).

1.	Surrender Charges

Except for the policies specifically identified below, as of the Effective Date, subsection (a) of the existing section of your Prospectus entitled “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges” will be deleted and replaced with the following:

We will not assess a surrender charge:

(a)	on amounts you withdraw in any Policy Year that are less than or equal to the greatest of (i) 10% of the Accumulation Value as of the last Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year) less any prior surrender charge free withdrawals during the Policy Year; (ii) 10% of the Accumulation Value at the time of withdrawal, less any prior surrender charge free withdrawals during the Policy Year; or (iii) the Accumulation Value less accumulated premium payments.

The other subsections in the “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges” section of your Prospectus remain unchanged.

For New York Life Premier Variable Annuity and New York Life Premier Variable Annuity II policies only:

As of the Effective Date, subsections (a) and (b) of the existing section of your Prospectus entitled “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges” will be deleted and replaced with the following:

We will not assess a surrender charge:

(a)

for policies issued to policyowners age 75 and under on amounts you withdraw in any Policy Year that are less than or equal to the greatest of (i) 10% of the Accumulation Value as of the last Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year) less any prior surrender charge free withdrawals during the Policy Year; (ii) 10% of the Accumulation Value at the time of withdrawal, less any prior surrender charge free withdrawals during the Policy Year; or (iii) the Accumulation Value less accumulated premium payments.

(b)

for policies issued to policyowners ages 76 to 80, on amounts you withdraw in any Policy Year that are less than or equal to the greatest of (i) 50% of the Accumulation Value as of the last Policy Anniversary (50% of the premium payment if the withdrawal is made in the first Policy Year) less any prior surrender charge free withdrawals during the Policy Year; (ii) 50% of the Accumulation Value at the time of the withdrawal, less any prior surrender charge free withdrawals during the Policy Year; or (iii) the Accumulation Value less accumulated premium payments.

The other subsections in the “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges” section of your Prospectus remain unchanged.

For New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II policies only:

As of the Effective Date, subsection (a) of the existing section of your Prospectus entitled “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges” will be deleted and replaced with the following:

We will not assess a surrender charge:

(a)

on amounts you withdraw in any Policy Year that are less than or equal to the greatest of (i) 10% of the Accumulation Value as of the last Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year) less any prior surrender charge free withdrawals during the Policy Year; (ii) 10% of the Accumulation Value at the time of withdrawal, less any prior surrender charge free withdrawals during the Policy Year; or (iii) the Accumulation Value less your Adjusted Death Benefit Premium Payment less any prior surrender charge free withdrawals during the Policy Year.

The other subsections in the “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges” section of your Prospectus remain unchanged.

For Facilitator Multi-Funded Retirement Annuity policies only:

As of the Effective Date, subsection (a) of the existing section of your Prospectus entitled “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges” will be deleted and replaced with the following:

We will not assess a surrender charge:

(a)

under a single premium policy, on amounts you withdraw in any one Policy Year that do not exceed 10% of the policy’s value at the beginning of that Policy Year (the amount that may be withdrawn under this exception may be limited by prior transfers from the Fixed Account to the Investment Division) (See “The Fixed Account”);

The other subsections in the “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges” section of your Prospectus remain unchanged.

For New York Life (formerly MainStay) Premium Plus Variable Annuity, New York Life (formerly MainStay) Premium Plus II Variable Annuity, New York Life Premium Plus Variable Annuity, and New York Life Premium Plus II Variable Annuity policies only:

As of the Effective Date, subsection (a) of the existing section of your Prospectus entitled “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges” will be deleted and replaced with the following:

We will not assess a surrender charge:

(a)

on amounts, which when added to the amount of all prior surrender charge free withdrawals occurring during the current Policy Year, exceed the greater of (i) 10% of the Accumulation Value at the time of surrender or withdrawal, less any prior surrender charge free withdrawals made during the current Policy Year, or (ii) the Accumulation Value less accumulated premium payments.

The other subsections in the “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges” section of your Prospectus remain unchanged.

For New York Life Variable Annuity and New York Life (formerly MainStay) Plus Variable Annuity policies issued prior to May 19, 2000 only:

As of the Effective Date, subsection (a) of the existing section of your Prospectus entitled “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges” will be deleted and replaced with the following:

We will not assess a surrender charge:

(a)

on amounts, which when added to the amount of all prior surrender charge free withdrawals occurring during the current Policy Year, exceed 10% of the current Accumulation Value. Or, if premium payments to this policy are $100,000 or more, on amounts which exceed the greater of (i) 10% of the current Accumulation Value, less any prior surrender charge free withdrawals made during the current Policy Year, or (ii) the Accumulation Value less accumulated premium payments.

The other subsections in the “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges” section of your Prospectus remain unchanged.

For New York Life Variable Annuity and New York Life (formerly MainStay) Plus Variable Annuity policies issued on or after May 19, 2000 only:

As of the Effective Date, subsection (a) of the existing section of your Prospectus entitled “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges” will be deleted and replaced with the following:

We will not assess a surrender charge:

(a)

on amounts which exceed the greater of (i) 10% of the current Accumulation Value, less any prior surrender charge free withdrawals made during the current Policy Year, or (ii) the Accumulation Value less accumulated premium payments.

The other subsections in the “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges” section of your Prospectus remain unchanged.

2.	Your Right to Cancel (“Free Look”)

If your policy was issued on or after September 30, 2020, all references to the Free Look in the Prospectuses are modified as follows:

•	You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law.

New York Life Insurance and Annuity Corporation (a Delaware Corporation)

51 Madison Avenue, New York, New York 10010